Capital Surplus - Details of Capital Surplus (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Capital surplus [line items]
Ending balance		$ 6,055,773	$ 184,684	$ 6,055,773
Changes in associates accounted for using equity method	$ 152
Capital surplus [member]
Capital surplus [line items]
Beginning balance	6,055,621
Ending balance	6,055,773	6,055,773		6,055,773
Changes in associates accounted for using equity method	152
Ending balance	6,055,773
Capital surplus [member] | Share premium [member]
Capital surplus [line items]
Beginning balance	6,043,483
Ending balance	6,043,483	6,043,483		6,043,483
Ending balance	6,043,483
Capital surplus [member] | Others [member]
Capital surplus [line items]
Beginning balance	12,138
Ending balance	12,290	$ 12,290		$ 12,290
Changes in associates accounted for using equity method	152
Ending balance	$ 12,290